Provision for contingencies	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Provision for contingencies	Provision for contingencies
PagSeguro Group is party to labor and civil litigation in progress and are discussing such matters at the administrative and judicial levels, for which in some cases the PagSeguro Group has made corresponding judicial deposits. The likelihood of a negative outcome is assessed periodically and adjusted by management, when appropriate. Such assessment considers the opinion of its external legal advisors.

	December 31, 2024	December 31, 2023

Civil	73,114	43,716
Labor	41,846	53,503
	114,960	97,219

Current	43,820	91,490
Non-Current	71,140	5,729
21.    Provision for contingencies (Continued)
Below it is demonstrated the movements of the provision for contingencies in the year ended December 31, 2024:

On December 31, 2022	60,603
Accrual	69,916
Settlement	(28,652)
Reversal	(10,719)
Interest	6,071
On December 31, 2023	97,219
Accrual(i)	106,569
Settlement	(35,291)
Reversal (ii)	(60,860)
Interest	7,323
On December 31, 2024	114,960

(i)In 2024, the Group has decided to review the probability of loss for the provision for civil contingencies, obtaining an increase of provision in the amount of R$14,752.
(ii)In 2024, the Group has decided to review the assumptions of the provision for labor contingencies related to the historical period considered in estimating the percentage for provision, obtaining a reversal of R$32,543
The PagSeguro Group is party to tax, civil and labor lawsuits involving risks classified as possible losses, for which no provision was recognized as of December 31, 2024, totaling R$996,526 (December 31, 2023 - R$760,947). The main tax and labor lawsuit are disclosed below:
On October 15, 2021, Pagseguro Internet was assessed by the Brazilian Internal Revenue Service (“IRS”) for not collecting tax on financial operation ("IOF") on intercompany loans, IOF is applicable over credit transactions of any nature, including intercompany loans. The amount of this assessment was R$315,403 (R$293,264 on December 31, 2023).
The Group has presented its defense, clarifying that the transactions carried out among PagSeguro and its subsidiaries are not credit transactions. The Pagseguro Group has a centralized cash pool and, according to the law, this kind of intercompany transaction is not taxable by IOF.
Additionally, the PagSeguro Group has one contingency related to labor taxes in the amount of R$234,120 (R$190,709 on December 31, 2023).